Other Balance Sheet Accounts (Tables)	12 Months Ended
Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Prepaid income taxes	$22,044	$21,514
Customer contract asset	1,423	16,620
Other taxes receivable	27,341	27,540
Prepaid expenses and other current assets	199,786	179,352
	$250,594	$245,026

Schedule of Capitalized Software Costs
Capitalized software consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Capitalized internal-use software development costs, net of accumulated amortization of $186,251 and $136,314, respectively	$123,065	$96,617
Acquired developed technology, net of accumulated amortization of $481,118 and $392,736, respectively	261,193	336,781
	$384,258	$433,398

Schedule of Other Assets
Other assets consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Deferred income taxes, noncurrent, net	$15,986	$16,948
Long-term deposits	19,469	19,715
Purchased intangible assets, net of accumulated amortization of $212,248 and $130,968, respectively	258,580	329,971
Acquired intellectual property, net of accumulated amortization of $22,439 and $15,695, respectively	10,565	15,879
Customer contract asset	93	1,447
Other (1)	66,217	65,185
	$370,910	$449,145

(1)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company retrospectively adopted this standard in fiscal 2017, which resulted in a reduction of $7.9 million and $11.1 million to Other as of January 31, 2016 and 2015, respectively.

Schedule of Accrued Expenses and Other Current Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Accounts payable	$71,481	$95,537
Accrued compensation	554,502	457,102
Accrued other liabilities	447,729	321,032
Accrued income and other taxes payable	205,781	184,844
Accrued professional costs	33,814	16,889
Customer liability, current (2)	6,558	13,084
Accrued rent	14,071	14,847
Financing obligation, building in progress-leased facility, current	15,402	0
	$1,349,338	$1,103,335

(2) Customer liability reflects the legal obligation to provide future services that are contractually committed to ExactTarget’s existing customers but unbilled as of the acquisition date in July 2013. As these services are invoiced, this balance will decrease and deferred revenue will increase.

Schedule of Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Deferred income taxes and income taxes payable	$85,996	$66,541
Customer liability, noncurrent	66	1,026
Financing obligation, building in progress-leased facility	196,711	125,289
Long-term lease liabilities and other	550,292	701,612
	$833,065	$894,468